Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with the SEC’s disclosure requirements, the following table sets forth information pertaining to the compensation of our principal executive officer (PEO) and our non-PEO named executive officers (collectively, the "other NEOs") and certain financial performance measures, for each of the last five completed fiscal years.

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based On:			CSM: After-Tax Adjusted Operating Earnings Per Share(8)
	SCT Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average SCT Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)(7)
	($)	($)	($)	($)	($)	($)	($)	($)
2025	19,417,476	21,368,175	3,487,230	3,647,705	398.5	201.0	738.5	8.13
2024	18,393,061	27,044,542	3,243,179	4,230,563	367.1	189.9	1,779.1	8.44
2023	19,727,222	22,041,904	3,754,292	4,004,378	220.7	157.8	1,283.8	7.66
2022	9,603,389	24,123,228	2,588,735	4,574,016	194.2	150.8	1,407.2	6.40
2021	9,349,680	11,191,987	2,351,144	2,586,034	111.9	136.7	981.0	4.48

(1)    The dollar amounts reported in this column are the amounts reported for our PEO, Mr. McKenney (the Chief Executive Officer), for each of the corresponding years in the "Total" column in the SCT above.
(2)    The dollar amounts reported in this column represent the CAP to Mr. McKenney, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. McKenney. In accordance with these rules, these amounts reflect the "Total" as set forth in the SCT for each year, adjusted as provided by SEC rules (as shown below). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

COMPENSATION ACTUALLY PAID TO PEO
	2025	2024	2023	2022	2021
SCT Total	$19,417,476	$18,393,061	$19,727,222	$9,603,389	$9,349,680
Less, value of Stock Awards reported in SCT	(5,643,777)	(5,343,726)	(4,499,992)	(4,200,000)	(3,750,010)
Less, Change in Pension Value reported in SCT	(45,000)	—	(78,000)	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	5,407,162	8,046,480	4,570,104	6,560,938	3,509,430
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	661,614	5,366,316	1,199,304	4,672,711	1,535,973
Plus (less), change in fair value from prior year-end vesting date of equity awards granted in prior years that vested in the year	1,570,700	582,411	1,123,266	7,486,190	546,914
Plus, pension service cost for services rendered during the year	—	—	—	—	—
CAP to Mr. McKenney	$21,368,175	$27,044,542	$22,041,904	$24,123,228	$11,191,987

(3)    The dollar amounts reported in this column represent the average of the amounts reported for our other NEOs as a group (excluding Mr. McKenney) in the "Total" column of the SCT in each applicable year. The names of each of the other NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Messrs. Zabel and Pyne and Mses. Anderson and Iglesias; (ii) for 2024, Messrs. Zabel, Pyne, and Arnold and Ms. Iglesias; (iii) for 2023 and 2022, Messrs. Zabel, Simonds and Arnold and Ms. Iglesias; and (iv) for 2021, Messrs. Zabel, Simonds and Bhasin and Ms. Iglesias.
(4)    The dollar amounts reported in this column represent the average CAP for the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts do not reflect the total compensation actually realized or received. In accordance with these rules, these amounts reflect the average "Total" as set forth in the SCT for each year, adjusted as provided by SEC rules (as shown below). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS
	2025	2024	2023	2022	2021
Average SCT Total	$3,487,230	$3,243,179	$3,754,292	$2,588,735	$2,351,144
Less, average value of Stock Awards reported in SCT	(1,065,845)	(794,634)	(711,678)	(612,736)	(539,057)
Less, average Change in Pension Value reported in SCT	(29,250)	(10,750)	(81,000)	—	—
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,045,095	1,203,554	722,767	957,173	504,474
Plus (less), average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	77,123	528,164	167,404	646,295	198,884
Plus (less), change in fair value from prior year-end vesting date of equity awards granted in prior years that vested in the year	133,352	61,050	152,593	994,549	70,589
Plus, average pension service cost for services rendered during the year	—	—	—	—	—
Average CAP to Non-PEO NEOs	$3,647,705	$4,230,563	$4,004,378	$4,574,016	$2,586,034

(5)    Total Shareholder Return is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
(6)    The peer group used for this purpose is the S&P 500 Life & Health Insurance Sub Industry Index, which is consistent with the disclosure required under Regulation S-K Item 201(e).
(7)    The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
(8)    The company-selected measure (CSM) is after-tax adjusted operating earnings per share, which is a non-GAAP financial measure. Information about the non-GAAP financial measures used in this proxy statement is set forth in "A Note About Non-GAAP Financial Measures" on page 2. For a reconciliation of the most directly comparable GAAP financial measure to the non-GAAP financial measure, refer to "Appendix A" of this proxy statement.

Company Selected Measure Name	after-tax adjusted operating earnings per share
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average of the amounts reported for our other NEOs as a group (excluding Mr. McKenney) in the "Total" column of the SCT in each applicable year. The names of each of the other NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Messrs. Zabel and Pyne and Mses. Anderson and Iglesias; (ii) for 2024, Messrs. Zabel, Pyne, and Arnold and Ms. Iglesias; (iii) for 2023 and 2022, Messrs. Zabel, Simonds and Arnold and Ms. Iglesias; and (iv) for 2021, Messrs. Zabel, Simonds and Bhasin and Ms. Iglesias.
Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 500 Life & Health Insurance Sub Industry Index, which is consistent with the disclosure required under Regulation S-K Item 201(e).
PEO Total Compensation Amount	$ 19,417,476	$ 18,393,061	$ 19,727,222	$ 9,603,389	$ 9,349,680
PEO Actually Paid Compensation Amount	$ 21,368,175	27,044,542	22,041,904	24,123,228	11,191,987
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the CAP to Mr. McKenney, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. McKenney. In accordance with these rules, these amounts reflect the "Total" as set forth in the SCT for each year, adjusted as provided by SEC rules (as shown below). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

COMPENSATION ACTUALLY PAID TO PEO
	2025	2024	2023	2022	2021
SCT Total	$19,417,476	$18,393,061	$19,727,222	$9,603,389	$9,349,680
Less, value of Stock Awards reported in SCT	(5,643,777)	(5,343,726)	(4,499,992)	(4,200,000)	(3,750,010)
Less, Change in Pension Value reported in SCT	(45,000)	—	(78,000)	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	5,407,162	8,046,480	4,570,104	6,560,938	3,509,430
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	661,614	5,366,316	1,199,304	4,672,711	1,535,973
Plus (less), change in fair value from prior year-end vesting date of equity awards granted in prior years that vested in the year	1,570,700	582,411	1,123,266	7,486,190	546,914
Plus, pension service cost for services rendered during the year	—	—	—	—	—
CAP to Mr. McKenney	$21,368,175	$27,044,542	$22,041,904	$24,123,228	$11,191,987

Non-PEO NEO Average Total Compensation Amount	$ 3,487,230	3,243,179	3,754,292	2,588,735	2,351,144
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,647,705	4,230,563	4,004,378	4,574,016	2,586,034
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average CAP for the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts do not reflect the total compensation actually realized or received. In accordance with these rules, these amounts reflect the average "Total" as set forth in the SCT for each year, adjusted as provided by SEC rules (as shown below). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS
	2025	2024	2023	2022	2021
Average SCT Total	$3,487,230	$3,243,179	$3,754,292	$2,588,735	$2,351,144
Less, average value of Stock Awards reported in SCT	(1,065,845)	(794,634)	(711,678)	(612,736)	(539,057)
Less, average Change in Pension Value reported in SCT	(29,250)	(10,750)	(81,000)	—	—
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,045,095	1,203,554	722,767	957,173	504,474
Plus (less), average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	77,123	528,164	167,404	646,295	198,884
Plus (less), change in fair value from prior year-end vesting date of equity awards granted in prior years that vested in the year	133,352	61,050	152,593	994,549	70,589
Plus, average pension service cost for services rendered during the year	—	—	—	—	—
Average CAP to Non-PEO NEOs	$3,647,705	$4,230,563	$4,004,378	$4,574,016	$2,586,034

Compensation Actually Paid vs. Total Shareholder Return
Compensation actually paid to our PEO and other NEOs directionally aligns with our financial performance as summarized below.
•2025: The CAP to our PEO and the average CAP to our other NEOs decreased relative to 2024, by 21.0% and 13.8%, respectively. These changes reflect moderation in both financial and market performance compared to the exceptional results delivered in 2024. Net income declined by 58.5% and after‑tax adjusted operating earnings per share decreased by 3.7%, while company TSR increased modestly by 8.6%, well below the significant gains recorded in the prior year. These factors contributed to the lower year‑over‑year CAP outcomes.
•2024: The CAP to our PEO and average CAP to our other NEOs increased relative to 2023, by 22.7% and 5.6% respectively. These changes were reflective of 10.2% growth in after-tax adjusted operating earnings per share, 38.6% growth in net income and TSR well above the S&P Life & Health Index. Another key factor was a significant increase in our stock price during 2024.
•2023: The CAP to our PEO and average CAP to our other NEOs decreased relative to 2022, by 8.6% and 12.5%, respectively. There was an 8.8% decrease in net income over 2022, as a result of unfavorable reserve assumption updates and increased operating expenses. Overall, the company experienced a strong financial year with a 19.7% increase in after-tax adjusted operating earnings per share. Our TSR increased 13.7% in 2023 and was well above the S&P Life & Health Index.
•2022: The CAP to our PEO and average CAP to our other NEOs increased relative to 2021, which was reflective of an excellent year for the company in 2022, as evidenced by 42.9% growth in after-tax adjusted operating earnings per share, 43.4% growth in net income, and TSR well above the S&P Life & Health Index and other peer companies. Other key factors driving the increase in CAP were the increase in achievement of our 2020 performance share unit (PSU) grant as well as the increase in our stock price during 2022.
•2021: The CAP to our PEO was 5.4% lower, and the average CAP for our other NEOs was 5.5% higher, than 2020. We had solid financial results despite negative impacts of the COVID-19 pandemic, with after-tax adjusted operating earnings per share 9.1% lower and net income higher than 2020. Our TSR, though still lagging the S&P Life & Health Index, was up relative to 2020.

Compensation Actually Paid vs. Net Income
Compensation actually paid to our PEO and other NEOs directionally aligns with our financial performance as summarized below.
•2025: The CAP to our PEO and the average CAP to our other NEOs decreased relative to 2024, by 21.0% and 13.8%, respectively. These changes reflect moderation in both financial and market performance compared to the exceptional results delivered in 2024. Net income declined by 58.5% and after‑tax adjusted operating earnings per share decreased by 3.7%, while company TSR increased modestly by 8.6%, well below the significant gains recorded in the prior year. These factors contributed to the lower year‑over‑year CAP outcomes.
•2024: The CAP to our PEO and average CAP to our other NEOs increased relative to 2023, by 22.7% and 5.6% respectively. These changes were reflective of 10.2% growth in after-tax adjusted operating earnings per share, 38.6% growth in net income and TSR well above the S&P Life & Health Index. Another key factor was a significant increase in our stock price during 2024.
•2023: The CAP to our PEO and average CAP to our other NEOs decreased relative to 2022, by 8.6% and 12.5%, respectively. There was an 8.8% decrease in net income over 2022, as a result of unfavorable reserve assumption updates and increased operating expenses. Overall, the company experienced a strong financial year with a 19.7% increase in after-tax adjusted operating earnings per share. Our TSR increased 13.7% in 2023 and was well above the S&P Life & Health Index.
•2022: The CAP to our PEO and average CAP to our other NEOs increased relative to 2021, which was reflective of an excellent year for the company in 2022, as evidenced by 42.9% growth in after-tax adjusted operating earnings per share, 43.4% growth in net income, and TSR well above the S&P Life & Health Index and other peer companies. Other key factors driving the increase in CAP were the increase in achievement of our 2020 performance share unit (PSU) grant as well as the increase in our stock price during 2022.
•2021: The CAP to our PEO was 5.4% lower, and the average CAP for our other NEOs was 5.5% higher, than 2020. We had solid financial results despite negative impacts of the COVID-19 pandemic, with after-tax adjusted operating earnings per share 9.1% lower and net income higher than 2020. Our TSR, though still lagging the S&P Life & Health Index, was up relative to 2020.

Compensation Actually Paid vs. Company Selected Measure
Compensation actually paid to our PEO and other NEOs directionally aligns with our financial performance as summarized below.
•2025: The CAP to our PEO and the average CAP to our other NEOs decreased relative to 2024, by 21.0% and 13.8%, respectively. These changes reflect moderation in both financial and market performance compared to the exceptional results delivered in 2024. Net income declined by 58.5% and after‑tax adjusted operating earnings per share decreased by 3.7%, while company TSR increased modestly by 8.6%, well below the significant gains recorded in the prior year. These factors contributed to the lower year‑over‑year CAP outcomes.
•2024: The CAP to our PEO and average CAP to our other NEOs increased relative to 2023, by 22.7% and 5.6% respectively. These changes were reflective of 10.2% growth in after-tax adjusted operating earnings per share, 38.6% growth in net income and TSR well above the S&P Life & Health Index. Another key factor was a significant increase in our stock price during 2024.
•2023: The CAP to our PEO and average CAP to our other NEOs decreased relative to 2022, by 8.6% and 12.5%, respectively. There was an 8.8% decrease in net income over 2022, as a result of unfavorable reserve assumption updates and increased operating expenses. Overall, the company experienced a strong financial year with a 19.7% increase in after-tax adjusted operating earnings per share. Our TSR increased 13.7% in 2023 and was well above the S&P Life & Health Index.
•2022: The CAP to our PEO and average CAP to our other NEOs increased relative to 2021, which was reflective of an excellent year for the company in 2022, as evidenced by 42.9% growth in after-tax adjusted operating earnings per share, 43.4% growth in net income, and TSR well above the S&P Life & Health Index and other peer companies. Other key factors driving the increase in CAP were the increase in achievement of our 2020 performance share unit (PSU) grant as well as the increase in our stock price during 2022.
•2021: The CAP to our PEO was 5.4% lower, and the average CAP for our other NEOs was 5.5% higher, than 2020. We had solid financial results despite negative impacts of the COVID-19 pandemic, with after-tax adjusted operating earnings per share 9.1% lower and net income higher than 2020. Our TSR, though still lagging the S&P Life & Health Index, was up relative to 2020.

Total Shareholder Return Vs Peer Group
Compensation actually paid to our PEO and other NEOs directionally aligns with our financial performance as summarized below.
•2025: The CAP to our PEO and the average CAP to our other NEOs decreased relative to 2024, by 21.0% and 13.8%, respectively. These changes reflect moderation in both financial and market performance compared to the exceptional results delivered in 2024. Net income declined by 58.5% and after‑tax adjusted operating earnings per share decreased by 3.7%, while company TSR increased modestly by 8.6%, well below the significant gains recorded in the prior year. These factors contributed to the lower year‑over‑year CAP outcomes.
•2024: The CAP to our PEO and average CAP to our other NEOs increased relative to 2023, by 22.7% and 5.6% respectively. These changes were reflective of 10.2% growth in after-tax adjusted operating earnings per share, 38.6% growth in net income and TSR well above the S&P Life & Health Index. Another key factor was a significant increase in our stock price during 2024.
•2023: The CAP to our PEO and average CAP to our other NEOs decreased relative to 2022, by 8.6% and 12.5%, respectively. There was an 8.8% decrease in net income over 2022, as a result of unfavorable reserve assumption updates and increased operating expenses. Overall, the company experienced a strong financial year with a 19.7% increase in after-tax adjusted operating earnings per share. Our TSR increased 13.7% in 2023 and was well above the S&P Life & Health Index.
•2022: The CAP to our PEO and average CAP to our other NEOs increased relative to 2021, which was reflective of an excellent year for the company in 2022, as evidenced by 42.9% growth in after-tax adjusted operating earnings per share, 43.4% growth in net income, and TSR well above the S&P Life & Health Index and other peer companies. Other key factors driving the increase in CAP were the increase in achievement of our 2020 performance share unit (PSU) grant as well as the increase in our stock price during 2022.
•2021: The CAP to our PEO was 5.4% lower, and the average CAP for our other NEOs was 5.5% higher, than 2020. We had solid financial results despite negative impacts of the COVID-19 pandemic, with after-tax adjusted operating earnings per share 9.1% lower and net income higher than 2020. Our TSR, though still lagging the S&P Life & Health Index, was up relative to 2020.

Tabular List, Table	The most important financial performance measures used by the company to link executive compensation actually paid to the PEO and our other NEOs, for the most recently completed fiscal year, to the company’s performance are as follows:

Most Important Performance Measures
After-tax adjusted operating earnings per share(1)
Premium income(2)
Sales
Relative total shareholder return
(1)    After-tax adjusted operating earnings per share is a non-GAAP financial measure. Information about the non-GAAP financial measures used in this proxy statement is set forth in "A Note About Non-GAAP Financial Measures" on page 2. For a reconciliation of the most directly comparable GAAP financial measures to the non-GAAP financial measures, refer to "Appendix A" of this proxy statement.
(2)    Premium income is calculated for our core operations (Unum U.S., Unum International, and Colonial Life).

Total Shareholder Return Amount	$ 398.5	367.1	220.7	194.2	111.9
Peer Group Total Shareholder Return Amount	201.0	189.9	157.8	150.8	136.7
Net Income (Loss)	$ 738,500,000	$ 1,779,100,000	$ 1,283,800,000	$ 1,407,200,000	$ 981,000,000.0
Company Selected Measure Amount | $ / shares	8.13	8.44	7.66	6.40	4.48
PEO Name	Mr. McKenney	Mr. McKenney	Mr. McKenney	Mr. McKenney	Mr. McKenney
Measure:: 1
Pay vs Performance Disclosure
Name	After-tax adjusted operating earnings per share(1)
Non-GAAP Measure Description
(1)    After-tax adjusted operating earnings per share is a non-GAAP financial measure. Information about the non-GAAP financial measures used in this proxy statement is set forth in "A Note About Non-GAAP Financial Measures" on page 2. For a reconciliation of the most directly comparable GAAP financial measures to the non-GAAP financial measures, refer to "Appendix A" of this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Premium income(2)
Non-GAAP Measure Description	(2) Premium income is calculated for our core operations (Unum U.S., Unum International, and Colonial Life).
Measure:: 3
Pay vs Performance Disclosure
Name	Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Relative total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (45,000)	$ 0	$ (78,000)	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,643,777)	(5,343,726)	(4,499,992)	(4,200,000)	(3,750,010)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,407,162	8,046,480	4,570,104	6,560,938	3,509,430
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,614	5,366,316	1,199,304	4,672,711	1,535,973
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,570,700	582,411	1,123,266	7,486,190	546,914
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,250)	(10,750)	(81,000)	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,065,845)	(794,634)	(711,678)	(612,736)	(539,057)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,045,095	1,203,554	722,767	957,173	504,474
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,123	528,164	167,404	646,295	198,884
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 133,352	$ 61,050	$ 152,593	$ 994,549	$ 70,589